Segment Information	12 Months Ended
Dec. 31, 2012
Segment Information
Segment Information

Note 18. Segment Information

We have determined that we operate in one reportable segment, real estate ownership, with domestic and foreign investments. Geographic information for this segment is as follows (in thousands):

Year Ended December 31, 2012	Domestic	Foreign (a)	Total Company
Revenues	$211,724	$106,049	$317,773
Total long-lived assets (b)	2,126,513	1,082,465	3,208,978

Year Ended December 31, 2011	Domestic	Foreign (a)	Total Company
Revenues	$185,962	$118,966	$304,928
Total long-lived assets (b)	2,275,279	1,107,162	3,382,441

Year Ended December 31, 2010	Domestic	Foreign (a)	Total Company
Revenues	$125,432	$101,385	$226,817
Total long-lived assets (b)	1,306,055	970,927	2,276,982

__________

  Consists of operations in the European Union (primarily Germany), Canada, Mexico, Malaysia, and Thailand. Germany comprised $49.1 million, $49.7 million, and $69.1 million of total revenues during 2012, 2011, and 2010, respectively, and $446.4 million, $460.1 million, and $487.7 million of total long-lived assets as of December 31, 2012, 2011, and 2010, respectively.
  Consists of Net investments in properties; Net investments in direct financing leases; Equity investments in real estate; Assets held for sale; and Intangible assets, net, as applicable.